Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Year	$ 0.1	$ 0.5	$ 0.5
Increase (Decrease) to Expense	0.3	(0.3)	0
Net (Write-Offs) Recoveries	(0.1)	0	(0.1)
Currency Translation	0	(0.1)	0.1
Balance at End of Year	0.3	0.1	0.5
Inventory Obsolescence Reserves [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Year	2.1	3.9	1.5
Increase (Decrease) to Expense	4.2	(1.7)	2.3
Net (Write-Offs) Recoveries	(4.9)	0	(0.2)
Currency Translation	0	(0.1)	0.1
Balance at End of Year	1.4	2.1	3.9
Deferred Tax Valuation Allowance [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Year	11.4	11.2	8.2
Increase (Decrease) to Expense	(1.2)	0.2	3.0
Net (Write-Offs) Recoveries	0	0	0
Currency Translation	0	0	0
Balance at End of Year	$ 10.2	$ 11.4	$ 11.2